File Number: 84-1679
For the reporting period ended December 31, 2001

RECEIVED MAR 1 4 2002

02004506

OMB APPROVAL	
B Number:	3235-0337
ires:	July 31, 2003
mated average burden urs per full response....	6.00
Estimated average burden hours per intermediate response...............	1.50
Estimated average burden hours per minimum response.................	.50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

RECEIVED MAR 1 8 2002 DIVISION OF MARKET REGULATION

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

COTTONWOOD STOCK TRANSFER

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED AUG 1 2 2002 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

III. Federal Information Law and Requirements.

SEC's Collection of Information: An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Under Sections 17, 17A(c) and 23(a) of the Act and the rules and regulations thereunder, the SEC is authorized to solicit from registered transfer agents the information required to be supplied on Form TA-2. The filing of this Form is mandatory for all registered transfer agents. The information will be used for the principal purpose of regulating registered transfer agents but may be used for all routine uses of the SEC or of the ARAs. Information supplied on this Form will be included routinely in the public files of the ARAs and will be available for inspection by any interested person. Any member of the public may direct to the SEC any comments concerning the accuracy of the burden estimate on the application facing page of this Form, and any suggestions for reducing this burden. The Office of Management and Budget has reviewed this collection of information in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2. Form TA-2 is subject to the routine uses set forth at 40 FR 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - ☐ Comptroller of the Currency
   - ☐ Federal Deposit Insurance Corporation
   - ☐ Board of Governors of the Federal Reserve System
   - ☒ Securities and Exchange Commission

   b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)
   - ☐ Yes, filed amendment(s)
   - ☐ No, failed to file amendment(s)
   - ☒ Not applicable

   c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 162

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 2494

   b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

   c. Number of individual securityholder DRS accounts as of December 31: 0

   d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	5	0	0	0	0	0
b. Receives items for transfer but does not maintain the master securityholder files:	0	0	0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	0	0	0	0	0	0

File Number	Supplement to Form TA-2
For the reporting period ended December 31,_____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):